Guarantor Subsidiaries (Schedule Of Guarantor Obligations, Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Consolidated net income (loss)	$ (196,782)	$ (38,584)	$ (27,709)	$ (148,115)	$ (31,400)	$ (67,291)	$ (37,975)	$ (131,363)	$ (411,190)	$ (268,029)	$ (462,853)
Reconciling items:
Impairment charges	37,651	0	0	0	7,614	0	0	0	37,651	7,614	15,364
Depreciation and amortization	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	729,285	763,306	732,869
Deferred taxes									(304,611)	(143,944)	(211,180)
Provision for doubtful accounts									11,715	13,723	23,118
Amortization of deferred financing charges and note discounts, net									164,097	188,034	214,950
Share-based compensation									28,540	20,667	34,246
(Gain) loss on disposal of operating assets									(48,127)	(12,682)	16,710
Loss on marketable securities	4,580	0	0	0	4,827	0	0	0	4,580	4,827	6,490
Equity in (earnings) of nonconsolidated affiliates	(6,643)	(3,663)	(4,696)	(3,555)	(13,502)	(5,210)	(5,271)	(2,975)	(18,557)	(26,958)	(5,702)
Loss on extinguishment of debt	239,556	0	0	15,167	0	(4,274)	0	5,721	254,723	1,447	(60,289)
Other reconciling items - net									17,800	16,120	26,090
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable									(34,238)	(7,835)	(119,860)
Decrease in Federal income taxes receivable									0	0	132,309
Increase (decrease) in accrued expenses									34,874	(127,242)	117,432
(Decrease) in accounts payable and other liabilities									(19,048)	(15,131)	(6,924)
Increase (decrease) in accrued interest									20,223	39,170	87,053
Increase (decrease) in deferred income									33,482	(10,776)	796
Changes in other operating assets and liabilities									(12,501)	(68,353)	41,754
Net cash provided by (used for) operating activities									488,698	373,958	582,373
Cash flows from investing activities:
Proceeds from sale of other investments									0	6,894	1,200
Purchases of businesses									(50,116)	(46,356)	0
Purchases of property, plant and equipment									(390,280)	(362,281)	(241,464)
Proceeds from disposal of assets									59,665	54,270	28,637
Purchases of other operating assets									(14,826)	(20,995)	(16,110)
Change in other - net									(1,464)	382	(12,460)
Net Cash Provided by (Used in) Investing Activities									(397,021)	(368,086)	(240,197)
Cash flows from financing activities:
Draws on credit facilities									604,563	55,000	198,670
Payments on credit facilities									(1,931,419)	(960,332)	(152,595)
Proceeds from long-term debt									4,917,643	1,731,266	145,639
Payments on long-term debt									(3,346,906)	(1,398,299)	(369,372)
Repurchases of long-term debt									0	(55,250)	(125,000)
Dividends paid									(244,734)	0	0
Deferred financing charges									(83,617)	(46,659)	0
Change in other - net									(10,879)	(23,842)	(2,586)
Net cash provided by (used for) financing activities									(95,349)	(698,116)	(305,244)
Net increase (decrease) increase in cash and cash equivalents									(3,672)	(692,244)	36,932
Cash and cash equivalents at beginning of period				1,228,682				1,920,926	1,228,682	1,920,926	1,883,994
Cash and cash equivalents at end of period	1,225,010				1,228,682				1,225,010	1,228,682	1,920,926
Parent Company [Member]
Cash flows from operating activities:
Consolidated net income (loss)									(336,674)	(230,822)	(462,563)
Reconciling items:
Deferred taxes									289	(1,180)	(1,445)
Equity in (earnings) of nonconsolidated affiliates									329,817	223,915	454,779
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in Federal income taxes receivable											4,187
Changes in other operating assets and liabilities									(1,237)	(125)	(547)
Net cash provided by (used for) operating activities									(7,805)	(8,212)	(5,589)
Cash flows from financing activities:
Intercompany funding	10,401				8,518				10,401	8,518	2,975
Change in other - net									(2,596)	(306)	2,614
Net cash provided by (used for) financing activities									7,805	8,212	5,589
Subsidiary Issuer [Member]
Cash flows from operating activities:
Consolidated net income (loss)									(329,817)	(223,915)	(454,779)
Reconciling items:
Deferred taxes									(164,738)	(249,392)	(250,630)
Amortization of deferred financing charges and note discounts, net									196,549	222,908	251,590
Loss on marketable securities									1
Equity in (earnings) of nonconsolidated affiliates									(492,819)	(629,915)	(428,976)
Loss on extinguishment of debt									33,652	5,721
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in Federal income taxes receivable											382,024
Increase (decrease) in accrued expenses										(4,341)
(Decrease) in accounts payable and other liabilities									(17,783)
Increase (decrease) in accrued interest									21,731	16,866	131,055
Changes in other operating assets and liabilities									(41,762)	26,946	(79,835)
Net cash provided by (used for) operating activities									(794,986)	(835,122)	(449,551)
Cash flows from investing activities:
Change in other - net									1,925,661
Net Cash Provided by (Used in) Investing Activities									1,925,661
Cash flows from financing activities:
Draws on credit facilities									602,500	55,000	194,000
Payments on credit facilities									(1,928,051)	(956,181)	(105,500)
Intercompany funding	903,857				1,486,401				903,857	1,486,401	605,939
Proceeds from long-term debt										1,724,650	138,795
Payments on long-term debt									(695,342)	(1,428,051)	(383,682)
Deferred financing charges									(13,629)	(46,697)
Net cash provided by (used for) financing activities									(1,130,665)	835,122	449,552
Net increase (decrease) increase in cash and cash equivalents									10		1
Cash and cash equivalents at beginning of period				1				1	1	1
Cash and cash equivalents at end of period	11				1				11	1	1
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Consolidated net income (loss)									370,016	537,331	321,784
Reconciling items:
Impairment charges											3,871
Depreciation and amortization									328,633	327,240	317,761
Deferred taxes									20,143	109,795	56,272
Provision for doubtful accounts									4,459	7,604	14,312
Amortization of deferred financing charges and note discounts, net									(7,534)	(6,144)	(3,908)
Share-based compensation									17,951	9,754	22,200
(Gain) loss on disposal of operating assets									2,825	(4,091)	(7,043)
Loss on marketable securities									2,001
Equity in (earnings) of nonconsolidated affiliates									174,774	(54,407)	80,040
Loss on extinguishment of debt										1
Other reconciling items - net									(7,623)	1,083	(149)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable									12,256	(13,090)	(73,082)
Decrease in Federal income taxes receivable											(304,098)
Increase (decrease) in accrued expenses									9,432	(93,854)	71,525
(Decrease) in accounts payable and other liabilities									(25,854)	(52,995)	(11,740)
Increase (decrease) in accrued interest										20,813
Increase (decrease) in deferred income									9,521	(427)	8,024
Changes in other operating assets and liabilities									20,915	(78,254)	34,229
Net cash provided by (used for) operating activities									931,915	710,359	529,998
Cash flows from investing activities:
Proceeds from sale of other investments										(700)
Purchases of businesses									(45,395)	(207)
Purchases of property, plant and equipment									(114,023)	(69,650)	(45,868)
Proceeds from disposal of assets									3,223	41,387	20,884
Purchases of other operating assets									(9,107)	(6,201)	(14,269)
Investment in Clear Channel notes											(125,000)
Change in other - net									1,918,909	69	35,325
Net Cash Provided by (Used in) Investing Activities									1,753,607	(35,302)	(128,928)
Cash flows from financing activities:
Intercompany funding	(896,192)				(1,414,366)				(896,192)	(1,414,366)	(439,697)
Proceeds from long-term debt										1,604
Payments on long-term debt									(927)	(22,155)	(4)
Dividends paid									(1,916,207)
Deferred financing charges										38
Change in other - net										1,032
Net cash provided by (used for) financing activities									(2,813,326)	(1,433,847)	(439,701)
Net increase (decrease) increase in cash and cash equivalents									(127,804)	(758,790)	(38,631)
Cash and cash equivalents at beginning of period				461,572				1,220,362	461,572	1,220,362	1,258,993
Cash and cash equivalents at end of period	333,768				461,572				333,768	461,572	1,220,362
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Consolidated net income (loss)									(37,775)	181,085	43,435
Reconciling items:
Impairment charges									37,651	7,614	11,493
Depreciation and amortization									400,652	436,066	415,108
Deferred taxes									(160,305)	(3,167)	(15,377)
Provision for doubtful accounts									7,256	6,119	8,806
Amortization of deferred financing charges and note discounts, net									(103,271)	(104,277)	(109,547)
Share-based compensation									10,589	10,913	12,046
(Gain) loss on disposal of operating assets									(50,952)	(8,591)	23,753
Loss on marketable securities									2,578	4,827	6,490
Equity in (earnings) of nonconsolidated affiliates									(19,464)	(26,987)	(5,749)
Loss on extinguishment of debt									221,071
Other reconciling items - net									25,423	15,037	26,239
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable									(46,494)	5,255	(46,778)
Decrease in Federal income taxes receivable											50,196
Increase (decrease) in accrued expenses									25,442	(29,047)	45,907
(Decrease) in accounts payable and other liabilities									24,589	37,864	4,816
Increase (decrease) in accrued interest									(2,377)	1,127	243
Increase (decrease) in deferred income									23,961	(10,349)	(7,228)
Changes in other operating assets and liabilities									10,452	(16,556)	43,662
Net cash provided by (used for) operating activities									369,026	506,933	507,515
Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes	50,149				167,022				50,149	167,022	10,025
Proceeds from sale of other investments										7,594	18,700
Purchases of businesses									(4,721)	(46,149)
Purchases of property, plant and equipment									(276,257)	(292,631)	(195,596)
Proceeds from disposal of assets									56,442	12,883	7,753
Purchases of other operating assets									(5,719)	(14,794)	(1,841)
Investment in Clear Channel notes					(55,250)					(55,250)
Change in other - net									(4,857)	(16,761)	(12,335)
Net Cash Provided by (Used in) Investing Activities									(184,963)	(238,086)	(173,294)
Cash flows from financing activities:
Draws on credit facilities									2,063		4,670
Payments on credit facilities									(3,368)	(4,151)	(47,095)
Intercompany funding	(18,066)				(80,553)				(18,066)	(80,553)	(169,217)
Proceeds from long-term debt									4,917,643	5,012	6,844
Payments on long-term debt									(2,700,786)	(115,115)	(13,211)
Dividends paid									(2,179,849)
Deferred financing charges									(69,988)
Change in other - net									(7,590)	(7,494)	(40,650)
Net cash provided by (used for) financing activities									(59,941)	(202,301)	(258,659)
Net increase (decrease) increase in cash and cash equivalents									124,122	66,546	75,562
Cash and cash equivalents at beginning of period				767,109				700,563	767,109	700,563	625,001
Cash and cash equivalents at end of period	891,231				767,109				891,231	767,109	700,563
Eliminations [Member]
Cash flows from operating activities:
Consolidated net income (loss)									(76,940)	(531,708)	89,270
Reconciling items:
Amortization of deferred financing charges and note discounts, net									78,353	75,547	76,815
Equity in (earnings) of nonconsolidated affiliates									(10,865)	460,436	(105,796)
Loss on extinguishment of debt										(4,275)	(60,289)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Increase (decrease) in accrued interest									869	364	(44,245)
Changes in other operating assets and liabilities									(869)	(364)	44,245
Net cash provided by (used for) operating activities									(9,452)
Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes	(50,149)				(167,022)				(50,149)	(167,022)	(10,025)
Proceeds from sale of other investments											(17,500)
Investment in Clear Channel notes					55,250					55,250	125,000
Change in other - net									(3,841,177)	17,074	(35,450)
Net Cash Provided by (Used in) Investing Activities									(3,891,326)	(94,698)	62,025
Cash flows from financing activities:
Payments on long-term debt									50,149	167,022	27,525
Repurchases of long-term debt										(55,250)	(125,000)
Dividends paid									3,851,322
Change in other - net									(693)	(17,074)	35,450
Net cash provided by (used for) financing activities									$ 3,900,778	$ 94,698	$ (62,025)